Jul. 01, 2021
R5 R6 Shares | JPMorgan Realty Income Fund
Class/Ticker: R5/JRIRX; R6/JPINX
What is the goal of the Fund?
High total investment return through a combination of capital appreciation and current income.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
ANNUAL FUND OPERATING EXPENSES(Expenses that you pay each year as a percentage of the valueof your investment)
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/22 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTWOULD BE:
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund seeks to achieve its objective by investing substantially all of its assets, and in any event under normal circumstances at least 80% of its net assets (plus the amount of any borrowings for investment purposes), in equity securities of real estate investment trusts (REITs), including REITs with relatively small market capitalizations. The Fund may invest in both equity REITs and mortgage REITs. Equity REITs take ownership interests in real estate. Mortgage REITs invest in mortgages (loans secured by interests in real estate). The Fund may also invest up to 15% of net assets in illiquid holdings.As investment adviser to the Fund, J.P. Morgan Investment Management Inc. (JPMIM) manages the portfolio utilizing a disciplined investment process that focuses on stock selection rather than focusing on particular sectors or themes. JPMIM’s portfolio management team continuously screens the target universe of investments, selecting companies that exhibit superior financial strength, operating returns and attractive growth prospects.The REIT research team takes an in-depth look at each company’s ability to generate earnings over a long-term business cycle, rather than focusing solely on near-term expectations. These research efforts allow the team to determine each company’s normalized earnings (i.e., projected earnings adjusted to reflect what the company should earn at the midpoint of an economic cycle) and growth potential, from which they evaluate whether each company’s current price fully reflects its long-term value. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund.The Fund is non-diversified.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.Smaller Company Risk. Investments in securities of mid cap and small cap companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other securities, especially over the short term.Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.Tax Risk. REITs in which the Fund will invest are subject to complicated Internal Revenue Code rules. The tax laws that apply to these investment vehicles have the potential to create negative tax consequences for the Fund, or for certain shareholders of the Fund, including, in particular, charitable remainder trusts and non-U.S. taxpayers. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences.The Fund may distribute amounts to shareholders in excess of its earnings, resulting in a return of capital. Such distributions are not currently taxable to shareholders; instead, any such distributions would reduce a shareholder’s tax basis in its shares, resulting in an increased gain, or decreased loss, on a later redemption or other taxable disposition of such shares. Should any such distributions exceed a shareholder’s tax basis in its shares, such excess would be treated as gain and taxable to the shareholder in the same manner as gain from a sale of Fund shares.Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.You could lose money investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the Morgan Stanley Capital International (MSCI) US REIT Index. The performance of the Class R6 Shares is based on the performance of the Class R5 Shares prior to the inception of the Class R6 Shares. The actual returns of Class R6 Shares would be different than those shown for Class R5 Shares because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS - CLASS R5 SHARES
Best Quarter1st quarter, 201917.26%Worst Quarter1st quarter, 2020-23.55%The Fund’s year-to-date total returnthrough3/31/21was7.63%.
AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2020)
After-tax returns are shown only for Class R5 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the “Return Before Taxes” due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.